Document and Entity Information	6 Months Ended
Mar. 31, 2019
Details
Registrant CIK	0001372954
Registrant Name	Gryphon Resources, Inc.
SEC Form	10-12G
Tax Identification Number (TIN)	98-0465540
Filer Category	Non-accelerated Filer
Small Business	true
Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3512 Desert Mesa Road
Entity Address, City or Town	Roanoke
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76262
Entity Address, Address Description	Address of principal executive offices
City Area Code	315
Local Phone Number	430-6641
Phone Fax Number Description	Registrant’s telephone number, including area code
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY